Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Home Inns & Hotels Management Inc.
Entity Central Index Key	0001376972
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	91,672,320